Agreement to acquire OCI Global's methanol business (Details) - OCI Global Acquisition shares in Millions, $ in Millions	Sep. 08, 2024 USD ($) shares
Disclosure of detailed information about business combination [line items]
Cash transferred | $	$ 1,180
Number of shares issued (in shares) | shares	9.9